UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10085

Hillman Capital Management Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
               (Address of principal executive offices)                        (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of December 31, 2012
	Shares	Value (Note 1)

COMMON STOCKS - 83.40%

Consumer Discretionary - 5.98%
Apollo Group, Inc.	13,500	$282,420
Best Buy Co., Inc.	29,095	344,776
Nordstrom, Inc.	5,800	310,300
Staples, Inc.	40,000	456,000
		1,393,496
Consumer Staples - 9.12%
HJ Heinz Co.	10,000	576,800
Kellogg Co.	10,704	597,818
Sysco Corp.	15,000	474,900
The Clorox Co.	6,500	475,930
		2,125,448
Energy - 4.63%
Exxon Mobil Corp.	6,600	571,230
Transocean Ltd.	11,400	509,124
		1,080,354
Financials - 15.41%
American Express Co.	10,051	577,731
Bank of America Corp.	75,700	878,877
JPMorgan Chase & Co.	14,900	655,140
The Allstate Corp.	10,000	401,700
The Goldman Sachs Group, Inc.	4,800	612,288
The Western Union Co.	34,320	467,095
		3,592,831
Health Care - 8.14%
Aetna, Inc.	13,265	614,302
Johnson & Johnson	8,700	609,870
Pfizer, Inc.	26,906	674,784
		1,898,956
Industrials - 18.90%
3M Co.	5,000	464,250
General Electric Co.	32,900	690,571
Ingersoll-Rand PLC	15,200	728,992
Joy Global, Inc.	10,145	647,048
Raytheon Co.	11,500	661,940
Rockwell Automation, Inc.	7,725	648,823
The Boeing Co.	7,500	565,200
		4,406,824
Information Technology - 19.09%
Apple, Inc.	1,061	564,636
Cisco Systems, Inc.	30,400	597,342

		(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of December 31, 2012
				Shares		Value (Note 1)

	Information Technology - continued
	*	Google, Inc.		600		$424,428
		Hewlett-Packard Co.		20,500		292,125
		Intel Corp.		20,300		418,586
		Microsoft Corp.		19,600		523,510
		Oracle Corp.		20,900		696,388
		Texas Instruments, Inc.		18,400		568,376
	*	Universal Display Corp.		14,381		368,441
						4,453,832
	Materials - 2.13%
		EI du Pont de Nemours & Co.		11,000		494,763
						494,763

		Total Common Stocks (Cost $19,001,324)				19,446,504

SHORT-TERM INVESTMENT - 18.22%
	§	Federated Prime Obligations Fund, 0.11%				$4,247,537

		Total Short-Term Investment (Cost $4,247,537)				4,247,537

Total Value of Investments (Cost $23,248,861 (a)) - 101.62%						$23,694,041

Liabilities in Excess of Other Assets - (1.62)%						(378,798)

	Net Assets - 100%					$23,315,243

§	Represents 7 day effective yield		The following acronym is used in this portfolio:
*	Non-income producing investment		PLC - Public Limited Company

		Summary of Investments by Sector
			% of Net
		Sector	Assets		Value
		Consumer Discretionary	5.98%		$1,393,496
		Consumer Staples	9.12%		2,125,448
		Energy	4.63%		1,080,354
		Financials	15.41%		3,592,831
		Health Care	8.14%		1,898,956
		Industrials	18.90%		4,406,824
		Information Technology	19.09%		4,453,832
		Materials	2.13%		494,763
		Short-Term Investment	18.22%		4,247,537
		Total	101.62%		$23,694,041

						(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of December 31, 2012
	Number of Contracts*	Exercise Price	Maturity Date	Value (note 1)

CALL OPTIONS WRITTEN
Aetna, Inc.	132	$ 49.00	1/19/2013	$2,442
Allstate Corp.	100	41.00	1/19/2013	3,750
The Clorox Co.	65	77.50	1/19/2013	325
Google, Inc.	6	730.00	1/19/2013	5,640
Ingersoll-Rand PLC	152	48.00	1/19/2013	14,440
Joy Global, Inc.	100	67.50	1/19/2013	6,000
3M Co.	50	95.00	1/19/2013	2,700
Pfizer, Inc.	269	25.00	1/19/2013	11,029
Rockwell Automation, Inc.	77	80.00	1/19/2013	35,805
Sysco Corp.	150	33.00	2/16/2013	1,650

Total Call Options Written (Premiums Received $78,549)				$83,781

*	One contract is equivalent to 100 shares of common stock

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

(a) Aggregate gross unrealized appreciation				$2,607,960
Aggregate gross unrealized depreciation				(2,168,012)

Net unrealized appreciation				$439,948

				(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of December 31, 2012

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in good faith under policies approved by the Fund's Board of Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of December 31, 2012

Note 1 - Investment Valuation, continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$19,446,504	$19,446,504	$ -	$ -
Short-Term Investment	4,247,537	4,247,537	-	-
Total Assets	$23,694,041	$23,694,041	$ -	$ -

Liabilities	Total	Level 1	Level 2	Level 3
Call Options Written	$ 83,781	$ 83,781	$ -	$ -
Total Liabilities	$ 83,781	$ 83,781	$ -	$ -

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”).  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator  in  writing  as  to the  primary  exchange  for  such option.

Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Note 2 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount  paid for the  closing  purchase  transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ Mark A. Hillman
Date: February 22, 2013	Mark A. Hillman Trustee, President, and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark A. Hillman
Date: February 22, 2013	Mark A. Hillman Trustee, President, and Principal Executive Officer Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ C. Frank Watson III
Date: February 28, 2013	C. Frank Watson III Treasurer and Principal Financial Officer Hillman Capital Management Investment Trust